Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have a formal written policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information. Stock options are not granted on a predetermined schedule. Instead, the Board, upon the recommendation of the Compensation Committee, generally determines the timing of awards in connection with its annual review of executive compensation, the hiring or promotion of an employee, or other circumstances, and the grant date of an award is the date on which it is approved. The Board and the Compensation Committee do not take material nonpublic information into account when determining the timing or terms of stock option awards, and do not time equity grants to take advantage of material nonpublic information, whether positive or negative. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal written policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information. Stock options are not granted on a predetermined schedule. Instead, the Board, upon the recommendation of the Compensation Committee, generally determines the timing of awards in connection with its annual review of executive compensation, the hiring or promotion of an employee, or other circumstances, and the grant date of an award is the date on which it is approved.
MNPI Disclosure Timed for Compensation Value	false